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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes    60 State Street   Boston,     MA        02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)      (State)   (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August, 2005.

                                    Kurt F. Somerville
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:     Name:                            13F File No.:
1. Brian C. Broderick (12)*     28-11136          6. Lawrence T. Perera            28-06167
-----------------------------   ---------------   ------------------------------   ----------------
2. Michael B. Elefante          28-06281          7. Michael J. Puzo               28-06165
-----------------------------   ---------------   ------------------------------   ----------------
3. Timothy F. Fidgeon           28-06169          8.
-----------------------------   ---------------   ------------------------------   ----------------
4. Roy A. Hammer                28-5798           9.
-----------------------------   ---------------   ------------------------------   ----------------
5. Stephen W. Kidder (35)*      28-11134          10.
-----------------------------   ---------------   ------------------------------   ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ABBOTT LABS                   COMMON STOCK           002824100      1923348      39244             xx                    35262
                                                                                                   xx     12               632
                                                                                                   xx     35              3350

ALBERTO CULVER CO             COMMON STOCK           013068101       381304       8800             xx                     6300
                                                                                                   xx     12              1000
                                                                                                   xx     35              1500

ALCOA INC                     COMMON STOCK           013817101       209040       8000             xx                     8000

AMAZON NOTE CONV SUB DEB      CONV. CORPORATE BONDS  023135AF3      1525161    1592857             xx                  1237857
                                                                                                   xx     12             60000
                                                                                                   xx     35            295000

AMERICAN EXPRESS CO           COMMON STOCK           025816109       222768       4185             xx                     4185

AMERICAN INTERNATIONAL GROUP
INC.                          COMMON STOCK           026874107       406700       7000             xx                     7000

AMGEN INC.                    COMMON STOCK           031162100      2600626      43014             xx                    35014
                                                                                                   xx     12               800
                                                                                                   xx     35              7200

ANALOG DEVICES, INC.          COMMON STOCK           032654105      1669623      44750             xx                    38050
                                                                                                   xx     12              1500
                                                                                                   xx     35              5200

APTARGROUP INC                COMMON STOCK           038336103      1635963      32204             xx                    25954
                                                                                                   xx     12               650
                                                                                                   xx     35              5600

AUTOMATIC DATA PROCESSING     COMMON STOCK           053015103       785972      18727             xx                    12325
                                                                                                   xx     12               500
                                                                                                   xx     35              5902

AVERY DENNISON CORP.          COMMON STOCK           053611109       894336      16887             xx                    13387
                                                                                                   xx     12               400
                                                                                                   xx     35              3100

                                                                         PAGE: 2
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
BP PLC ADR                    COMMON STOCK           055622104      4289374      68762             xx                    57365
                                                                                                   xx     12              2330
                                                                                                   xx     35              9067

BANK OF AMERICA CORP.         COMMON STOCK           060505104       655279      14367             xx                    10967
                                                                                                   xx     35              3400

BEA SYSTEMS INC.              CORPORATE BONDS        073325AD4      3171400    3232000             xx                  2607000
                                                                                                   xx     12            165000
                                                                                                   xx     35            460000

BERKSHIRE HATHAWAY INC.       CLASS A                084670108       835000         10             xx                       10

BERKSHIRE HATHAWAY INC.       CLASS B                084670207       578968        208             xx                      208

BIOMET INC                    COMMON STOCK           090613100      1157127      33414             xx                    27814
                                                                                                   xx     12               900
                                                                                                   xx     35              4700

BLOCK H & R, INC.             COM                    093671105       221730       3800             xx                     3800

BOEING COMPANY                COMMON STOCK           097023105       257400       3900             xx                     2300
                                                                                                   xx     35              1600

BOTTOMLINE TECHNOLOGIES INC.  COMMON STOCK           101388106       226047      15100             xx                    14700
                                                                                                   xx     12               400

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK           110122108       409697      16401             xx                    16001
                                                                                                   xx     12               200
                                                                                                   xx     35               200

BURLINGTON NORTHERN SANTA FE
CORP                          COMMON STOCK           12189T104       459877       9768             xx                     9768

BURLINGTON RESOURCES INC.     COMMON STOCK           122014103       649843      11764             xx                    11764

                                                                         PAGE: 3
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
CANADIAN NATIONAL RAILWAY
CO.                           COMMON STOCK           136375102      2223099      38562             xx                    31637
                                                                                                   xx     12               875
                                                                                                   xx     35              6050

CHEVRON CORP.                 COMMON STOCK           166764100      2403609      42983             xx                    41315
                                                                                                   xx     35              1668

CISCO SYS INC.                COMMON STOCK           17275R102       869037      45547             xx                    38299
                                                                                                   xx     12               300
                                                                                                   xx     35              6948

COCA COLA CO.                 COMMON STOCK           191216100       374414       8968             xx                     8968

COGNEX                        COMMON STOCK           192422103       232489       8877             xx                     8227
                                                                                                   xx     12               250
                                                                                                   xx     35               400

COMCAST CORP.                 SPL A                  20030N200       205757       6870             xx                     6870

DOW CHEMICAL CO.              COMMON STOCK           260543103       267180       6000             xx                     6000

DOW JONES & CO INC            COMMON STOCK           260561105       743067      20961             xx                    20961

DOW JONES & CO INC            CLASS B (RESTRICTED)   260561204      2947668      83150             xx                    83150

E I DU PONT DE NEMOURS & CO.  COMMON STOCK           263534109       638699      14850             xx                    14200
                                                                                                   xx     35               650

E M C CORP.                   COMMON STOCK           268648102       969544      70718             xx                    63468
                                                                                                   xx     12              1200
                                                                                                   xx     35              6050

EATON VANCE CORP.             COMMON STOCK           278265103       260619      10900             xx                    10900

EMERSON ELECTRIC CO.          COMMON STOCK           291011104      2083262      33263             xx                    27888
                                                                                                   xx     12              1275
                                                                                                   xx     35              4100

ENCANA CORP.                  COMMON STOCK           292505104      3785319      95613             xx                    82013
                                                                                                   xx     12              3200
                                                                                                   xx     35             10400

                                                                         PAGE: 4
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
EXXON MOBIL CORP.             COMMON STOCK           30231G102      6648130     115680             xx                   103902
                                                                                                   xx     12              2300
                                                                                                   xx     35              9478

FUEL CELL ENERGY INC.         COMMON STOCK           35952H106       390533      38250             xx                    33450
                                                                                                   xx     35              4800

GANNETT CO.                   COMMON STOCK           364730101       224060       3150             xx                     3150

GENERAL ELECTRIC CO.          COMMON STOCK           369604103      1830178      52819             xx                    49769
                                                                                                   xx     35              3050

HELMERICH & PAYNE INC.        COMMON STOCK           423452101       475065      10125             xx                     9125
                                                                                                   xx     12               400
                                                                                                   xx     35               600

I M S HEALTH INC.             COMMON STOCK           449934108       213022       8600             xx                     8600

INTEL CORPORATION             COMMON STOCK           458140100      3711649     142646             xx                   119063
                                                                                                   xx     12              1400
                                                                                                   xx     35             22183

INTL BUSINESS MACHINES        COMMON STOCK           459200101      1265110      17050             xx                    17050

INTERNATIONAL PAPER CO.       COMMON STOCK           460146103       241680       8000             xx                     8000

IVAX CORP                     CORPORATE BONDS        465823AG7      3258833    3267000             xx                  2722000
                                                                                                   xx     12             60000
                                                                                                   xx     35            485000

JEFFERSON-PILOT CORP.         COMMON STOCK           475070108      3856172      76481             xx                    64444
                                                                                                   xx     12              1650
                                                                                                   xx     35             10387

JOHNSON & JOHNSON             COMMON STOCK           478160104      4126200      63480             xx                    53080
                                                                                                   xx     12               800
                                                                                                   xx     35              9600

KOPIN                         COMMON STOCK           500600101       114495      22450             xx                    17850
                                                                                                   xx     12              2500
                                                                                                   xx     35              2100

                                                                         PAGE: 5
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
ELI LILLY & CO.               COMMON STOCK           532457108       535206       9607             xx                     9607

MERCK & CO. INC.              COMMON STOCK           589331107      1856285      60269             xx                    52757
                                                                                                   xx     12               600
                                                                                                   xx     35              6912

MICROSOFT CORP.               COMMON STOCK           594918104      1547607      62303             xx                    52785
                                                                                                   xx     12               800
                                                                                                   xx     35              8718

NOKIA CORP ADR A              COMMON STOCK           654902204       847092      50907             xx                    43907
                                                                                                   xx     12               500
                                                                                                   xx     35              6500

ORACLE CORP.                  COMMON STOCK           68389X105       562703      42629             xx                    34529
                                                                                                   xx     12               800
                                                                                                   xx     35              7300

PEPSICO INC.                  COMMON STOCK           713448108      1296369      24038             xx                    20538
                                                                                                   xx     35              3500

PFIZER INC.                   COMMON STOCK           717081103      1331121      48264             xx                    39964
                                                                                                   xx     12               200
                                                                                                   xx     35              8100

PROCTER & GAMBLE CO.          COMMON STOCK           742718109      2134740      40469             xx                    35069
                                                                                                   xx     35              5400

ROYAL DUTCH PETROLEUM CO      NY REG SHS             780257804       227150       3500             xx                     2100
                              PAR N GLDR 1.25                                                      xx     35              1400

SCHLUMBERGER LTD              COMMON STOCK           806857108       221897       2922             xx                     2747
                                                                                                   xx     12               175

J M SMUCKER CO NEW            COMMON STOCK           832696405      1966457      41893             xx                    35193
                                                                                                   xx     12              1600
                                                                                                   xx     35              5100

SNAP ON INC                   COMMON STOCK           833034101       414859      12095             xx                     9195
                                                                                                   xx     35              2900

                                                                         PAGE: 6
AS OF:   JUNE 30, 2005                 FORM 13F   SEC FILE # KURT S. SOMERVILLE/

                                                                                           ITEM 6:                     ITEM 8:
                                                                              ITEM 5:     INVESTMENT               VOTING AUTHORITY
                                                      ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             -------------------
          ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  -------  ----
STATE STREET CORP.            COMMON STOCK           857477103      1196890      24806             xx                    20806
                                                                                                   xx     12              1400
                                                                                                   xx     35              2600

3 M COMPANY                   COMMON STOCK           88579Y101      2199655      30424             xx                    24493
                                                                                                   xx     12               700
                                                                                                   xx     35              5231

U S BANCORP                   COMMON STOCK           902973304       402960      13800             xx                    13800

UNION PACIFIC CORP.           COMMON STOCK           907818108       291600       4500             xx                     4500

UNITED NATURAL FOODS, INC.    COMMON STOCK           911163103       282654       9307             xx                     7407
                                                                                                   xx     12               700
                                                                                                   xx     35              1200

WELLS FARGO & CO. (NEW)       COMMON STOCK           949746101       344848       5600             xx                     5600

WYETH                         COMMON STOCK           983024100       879454      19763             xx                    16447
                                                                                                   xx     35              3316

INGERSOLL RAND LTD. CL A      COMMON STOCK           G4776G101       417398       5850             xx                     5850

TOTAL:                                                           88,482,418